Disclosure on individual items of the consolidated financial statements (Details) - Schedule of applying the aforementioned parameters the share listing expense (Parentheticals)	12 Months Ended
Dec. 31, 2022 € / shares shares
Schedule Of Applying The Aforementioned Parameters The Share Listing Expense Abstract
Fair value of Ordinary Shares	8,524,565
Fair value of Ordinary Shares including founder shares	3,593,750
Fair value of per share (in Euro per share) | € / shares	€ 8.64
Fair value of private warrants	4,375,000
Fair value of per Warrant (in Euro per share) | € / shares	€ 1.17
Fair value of public warrants	7,187,500
Fair value of per Warrant (in Euro per share) | € / shares	€ 1.05